UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-01403)

Exact name of registrant as specified in charter:	Putnam Global Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2018

Date of reporting period:	January 31, 2018

Item 1. Schedule of Investments:

Putnam Global Equity Fund

The fund's portfolio
1/31/18 (Unaudited)

COMMON STOCKS (97.4%)(a)
		Shares	Value

Aerospace and defense (2.1%)

L3 Technologies, Inc.		26,000	$5,523,960

Raytheon Co.		41,600	8,691,904

Textron, Inc.		73,600	4,318,112

			18,533,976
Auto components (1.0%)

Pirelli & C SpA (Italy)(NON)		948,635	9,139,553

			9,139,553
Banks (4.3%)

Bank of America Corp.		445,300	14,249,600

Bank of Ireland Group PLC (Ireland)(NON)		1,071,169	10,453,089

Grupo Financiero Galicia SA ADR (Argentina)		109,200	7,622,160

ING Groep NV (Netherlands)		307,853	6,050,460

			38,375,309
Beverages (2.2%)

Diageo PLC (United Kingdom)		301,226	10,831,391

Molson Coors Brewing Co. Class B		99,306	8,343,690

			19,175,081
Biotechnology (1.2%)

Alkermes PLC(NON)(S)		77,300	4,419,241

Vertex Pharmaceuticals, Inc.(NON)		35,500	5,923,885

			10,343,126
Building products (2.3%)

Assa Abloy AB Class B (Sweden)		341,131	7,554,329

Fortune Brands Home & Security, Inc.		72,371	5,133,275

Johnson Controls International PLC		189,500	7,415,135

			20,102,739
Capital markets (2.8%)

Cboe Global Markets, Inc.		32,200	4,327,358

E*Trade Financial Corp.(NON)		271,000	14,281,700

Edelweiss Financial Services, Ltd. (India)		1,319,384	5,822,787

			24,431,845
Chemicals (2.5%)

CF Industries Holdings, Inc.		244,500	10,376,580

DowDuPont, Inc.		69,900	5,283,042

Sherwin-Williams Co. (The)		16,500	6,882,315

			22,541,937
Commercial services and supplies (—%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $17) (Private) (Germany)(F)(RES)(NON)		13	12

New Middle East Other Assets GmbH (acquired 8/2/13, cost $7) (Private) (Germany)(F)(RES)(NON)		5	5

			17
Construction and engineering (1.0%)

Kyudenko Corp. (Japan)		194,900	8,926,445

			8,926,445
Construction materials (1.5%)

Loma Negra Cia Industrial Argentina SA ADR (Argentina)(NON)		252,680	6,003,677

Summit Materials, Inc. Class A(NON)		238,087	7,606,880

			13,610,557
Consumer finance (0.5%)

Shriram Transport Finance Co., Ltd. (India)		191,569	4,155,688

			4,155,688
Containers and packaging (1.8%)

Ball Corp.(S)		167,600	6,415,728

RPC Group PLC (United Kingdom)		788,807	9,531,091

			15,946,819
Distributors (0.7%)

PALTAC Corp. (Japan)		148,900	6,580,952

			6,580,952
Diversified financial services (2.1%)

Challenger, Ltd. (Australia)		762,098	8,376,303

Eurazeo SA (France)		100,030	10,525,290

			18,901,593
Diversified telecommunication services (0.6%)

Koninklijke KPN NV (Netherlands)		1,399,378	4,899,461

			4,899,461
Electric utilities (1.2%)

Exelon Corp.		284,000	10,936,840

			10,936,840
Electrical equipment (1.5%)

Eaton Corp. PLC		102,300	8,590,131

Emerson Electric Co.		59,400	4,290,462

			12,880,593
Equity real estate investment trusts (REITs) (0.8%)

Hibernia REIT PLC (Ireland)		3,857,362	7,336,911

			7,336,911
Food products (3.8%)

Associated British Foods PLC (United Kingdom)		226,738	8,798,452

Kerry Group PLC Class A (Ireland)		36,058	3,838,839

Kraft Heinz Co. (The)		109,300	8,568,027

Nomad Foods, Ltd. (United Kingdom)(NON)		755,179	12,868,250

			34,073,568
Health-care equipment and supplies (6.0%)

Becton Dickinson and Co.		75,100	18,244,794

Boston Scientific Corp.(NON)		561,400	15,696,744

Danaher Corp.		80,000	8,102,400

Dentsply Sirona, Inc.		180,200	10,957,962

			53,001,900
Health-care technology (0.7%)

CompuGroup Medical SE (Germany)		96,272	6,089,874

			6,089,874
Hotels, restaurants, and leisure (2.5%)

Compass Group PLC (United Kingdom)		398,104	8,379,798

Dalata Hotel Group PLC (Ireland)(NON)		1,002,458	7,280,918

Hilton Worldwide Holdings, Inc.		78,890	6,756,929

			22,417,645
Household durables (2.4%)

CalAtlantic Group, Inc.		163,147	9,157,441

HC Brillant Services GmbH (acquired 8/2/13, cost $17) (Private) (Germany)(F)(RES)(NON)		26	24

Sony Corp. (Japan)		132,400	6,317,410

Techtronic Industries Co., Ltd. (Hong Kong)		922,500	6,143,986

			21,618,861
Independent power and renewable electricity producers (1.5%)

NRG Energy, Inc.		519,981	13,524,705

			13,524,705
Insurance (4.4%)

Assured Guaranty, Ltd.		321,200	11,431,508

Fairfax Financial Holdings, Ltd. (Canada)		23,000	12,098,374

IRB Brasil Resseguros SA (Brazil)		558,072	6,577,402

Prudential PLC (United Kingdom)		334,223	9,044,854

			39,152,138
Internet and direct marketing retail (1.9%)

Amazon.com, Inc.(NON)		11,400	16,540,146

Global Fashion Holding SA (acquired 8/2/13, cost $855,718) (Private) (Luxembourg)(F)(RES)(NON)		20,200	201,650

			16,741,796
Internet software and services (6.7%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)		49,400	10,091,926

Alphabet, Inc. Class C(NON)		23,262	27,215,145

Facebook, Inc. Class A(NON)		22,500	4,205,025

GoDaddy, Inc. Class A(NON)		152,400	8,417,052

Instructure, Inc.(NON)(S)		256,700	9,215,530

			59,144,678
IT Services (2.5%)

DXC Technology Co.		123,300	12,274,515

Visa, Inc. Class A		81,300	10,099,899

			22,374,414
Leisure products (2.1%)

Brunswick Corp.		142,500	8,946,150

Universal Entertainment Corp. (Japan)		205,500	9,788,403

			18,734,553
Machinery (0.7%)

KION Group AG (Germany)		66,133	6,069,379

			6,069,379
Media (0.8%)

Live Nation Entertainment, Inc.(NON)(S)		161,200	7,263,672

			7,263,672
Metals and mining (1.9%)

Alcoa Corp.(NON)		159,900	8,317,998

Iluka Resources, Ltd. (Australia)		1,013,862	8,267,735

			16,585,733
Oil, gas, and consumable fuels (7.1%)

Cenovus Energy, Inc. (Canada)		706,559	6,738,160

ConocoPhillips		127,600	7,504,156

EOG Resources, Inc.		55,300	6,359,500

Kinder Morgan, Inc.		470,200	8,454,196

Pioneer Natural Resources Co.		54,900	10,041,759

Seven Generations Energy, Ltd. Class A (Canada)(NON)		663,200	9,247,057

Suncor Energy, Inc. (Canada)		409,228	14,825,366

			63,170,194
Personal products (3.5%)

Shiseido Co., Ltd. (Japan)		163,300	8,378,156

Unilever NV ADR (Netherlands)		391,892	22,697,716

			31,075,872
Pharmaceuticals (3.8%)

AstraZeneca PLC (United Kingdom)		59,289	4,113,527

Bayer AG (Germany)		82,747	10,830,273

Chugai Pharmaceutical Co., Ltd. (Japan)		101,800	5,380,471

Jazz Pharmaceuticals PLC(NON)		38,300	5,581,842

Novartis AG (Switzerland)		46,809	4,234,561

Pacira Pharmaceuticals, Inc.(NON)		101,200	3,683,680

			33,824,354
Real estate management and development (1.1%)

Kennedy-Wilson Holdings, Inc.		530,735	9,420,546

			9,420,546
Road and rail (1.9%)

Norfolk Southern Corp.		113,500	17,124,880

			17,124,880
Semiconductors and semiconductor equipment (1.9%)

Rohm Co., Ltd. (Japan)		54,600	5,986,645

SCREEN Holdings Co., Ltd. (Japan)		64,500	5,600,989

Sino-American Silicon Products, Inc. (Taiwan)		1,492,000	5,195,931

			16,783,565
Software (5.1%)

Adobe Systems, Inc.(NON)		30,000	5,992,800

Micro Focus International PLC (United Kingdom)		216,360	6,604,771

NCSOFT Corp. (South Korea)		21,075	8,723,276

Nintendo Co., Ltd. (Japan)		15,100	6,635,037

RealPage, Inc.(NON)		178,300	8,870,425

ServiceNow, Inc.(NON)		59,400	8,842,878

			45,669,187
Specialty retail (2.5%)

Advance Auto Parts, Inc.		45,600	5,334,744

Lowe's Cos., Inc.		114,500	11,991,585

O'Reilly Automotive, Inc.(NON)		19,100	5,055,579

			22,381,908
Technology hardware, storage, and peripherals (0.6%)

Samsung Electronics Co., Ltd. (South Korea)		2,307	5,390,237

			5,390,237
Thrifts and mortgage finance (1.0%)

Radian Group, Inc.		385,100	8,499,157

			8,499,157
Wireless telecommunication services (0.9%)

Vodafone Group PLC ADR (United Kingdom)		251,481	8,102,716

			8,102,716

Total common stocks (cost $799,018,979)			$865,054,974

CONVERTIBLE PREFERRED STOCKS (0.4%)(a)
		Shares	Value

Global Fashion Group SA zero % cv. pfd. (acquired 7/11/16, cost $103,080) (Luxembourg) (Private)(F)(RES)(NON)		15,684	$159,699

Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $3,653,997) (Private)(F)(RES)(NON)		108,051	3,559,827

Total convertible preferred stocks (cost $3,757,102)			$3,719,526

SHORT-TERM INVESTMENTS (4.4%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.57%(AFF)	Shares	19,717,400	$19,717,400

Putnam Short Term Investment Fund 1.45%(AFF)	Shares	18,269,209	18,269,209

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.25%(P)	Shares	120,000	120,000

U.S. Treasury Bills 1.077%, 2/8/18		$46,000	45,989

U.S. Treasury Bills 1.082%, 2/15/18(SEGSF)		343,000	342,840

U.S. Treasury Bills 1.121%, 2/1/18(SEGSF)		364,000	364,000

U.S. Treasury Bills 1.320%, 3/15/18(SEGSF)		272,000	271,579

U.S. Treasury Bills 1.492%, 5/24/18		103,000	102,531

Total short-term investments (cost $39,233,577)			$39,233,548

TOTAL INVESTMENTS

Total investments (cost $842,009,658)			$908,008,048

FORWARD CURRENCY CONTRACTS at 1/31/18 (aggregate face value $132,014,804) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/18/18	$30,776	$29,881	$895
	British Pound	Sell	3/21/18	5,463,342	5,183,858	(279,484)
	Canadian Dollar	Sell	4/18/18	5,862,573	5,763,892	(98,681)
	Euro	Buy	3/21/18	5,591,528	5,670,261	(78,733)
	Hong Kong Dollar	Buy	2/22/18	71,391	71,715	(324)
	Japanese Yen	Buy	2/22/18	326,862	315,747	11,115
Barclays Bank PLC
	British Pound	Buy	3/21/18	99,571	94,823	4,748
	Hong Kong Dollar	Buy	2/22/18	5,243,353	5,265,050	(21,697)
	Japanese Yen	Buy	2/22/18	226,964	219,204	7,760
	Swiss Franc	Buy	3/21/18	1,182,645	1,122,251	60,394
Citibank, N.A.
	British Pound	Buy	3/21/18	746,216	789,211	(42,995)
	Canadian Dollar	Sell	4/18/18	3,973,644	3,910,636	(63,008)
	Danish Krone	Buy	3/21/18	6,441,764	6,208,773	232,991
	Japanese Yen	Sell	2/22/18	1,263,741	1,264,030	289
	Swedish Krona	Buy	3/21/18	41,950	39,682	2,268
Goldman Sachs International
	British Pound	Sell	3/21/18	5,668,885	5,386,502	(282,383)
	Canadian Dollar	Sell	4/18/18	703,069	691,811	(11,258)
	Chinese Yuan	Sell	2/22/18	9,872,356	9,332,912	(539,444)
	Euro	Sell	3/21/18	1,092,351	1,034,300	(58,051)
	Japanese Yen	Sell	2/22/18	2,664,184	2,648,743	(15,441)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/18/18	163,631	158,888	4,743
	British Pound	Buy	3/21/18	178,375	169,961	8,414
	British Pound	Sell	3/21/18	5,275,436	5,026,587	(248,849)
	Euro	Buy	3/21/18	6,048,471	5,861,263	187,208
	Euro	Sell	3/21/18	3,014,272	2,885,358	(128,914)
	Japanese Yen	Buy	2/22/18	247,871	238,344	9,527
	Japanese Yen	Sell	2/22/18	243,535	243,878	343
	Norwegian Krone	Buy	3/21/18	2,104,864	1,962,583	142,281
	Singapore Dollar	Buy	2/22/18	3,959,586	3,824,230	135,356
	South Korean Won	Buy	2/22/18	6,501,564	6,464,960	36,604
	South Korean Won	Sell	2/22/18	20,564,585	19,751,838	(812,747)
	Swedish Krona	Buy	3/21/18	456,916	431,820	25,096
	Swiss Franc	Buy	3/21/18	21,550,208	20,441,269	1,108,939
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/18/18	400,819	389,138	11,681
	British Pound	Sell	3/21/18	103,697	97,707	(5,990)
	Israeli Shekel	Buy	4/18/18	1,966,540	1,948,520	18,020
	Japanese Yen	Buy	2/22/18	57,734	57,815	(81)
	Japanese Yen	Sell	2/22/18	57,734	56,966	(768)
UBS AG
	Australian Dollar	Buy	4/18/18	4,946,140	4,914,507	31,633
WestPac Banking Corp.
	Canadian Dollar	Sell	4/18/18	2,079,507	2,045,890	(33,617)

Unrealized appreciation						2,040,305

Unrealized (depreciation)						(2,722,465)

Total						$(682,160)
* The exchange currency for all contracts listed is the United States Dollar.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)

Swap counterparty/ notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	$8,315,696	$8,486,456	$—	1/4/19	(1 month USD-LIBOR-BBA plus 0.90%) — Monthly	MSCI Japan Financials Net USD — Monthly	$157,150

	Upfront premium received		—		Unrealized appreciation		157,150

	Upfront premium (paid)		—		Unrealized (depreciation)		—

		Total	$—			Total	$157,150

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2017 through January 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $887,760,367.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $3,921,217, or 0.4% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/18

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$43,598,936	$28,258,070	$52,139,606	$103,683	$19,717,400
	Putnam Short Term Investment Fund**	11,908,469	103,199,499	96,838,759	82,665	18,269,209
	Total Short-term investments	$55,507,405	$131,457,569	$148,978,365	$186,348	$37,986,609
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $19,717,400, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $19,480,842.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $815,476.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,244,623 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	56.7%
	United Kingdom	8.8
	Japan	7.2
	Canada	4.8
	Netherlands	3.8
	Ireland	3.3
	Germany	2.6
	Australia	1.9
	South Korea	1.6
	Argentina	1.5
	France	1.2
	China	1.1
	India	1.1
	Italy	1.0
	Sweden	0.9
	Brazil	0.7
	Hong Kong	0.7
	Taiwan	0.6
	Switzerland	0.5

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $493,578 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,228,256 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $815,476 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$124,677,266	$—	$201,674
Consumer staples	84,324,521	—	—
Energy	63,170,194	—	—
Financials	133,515,730	—	—
Health care	103,259,254	—	—
Industrials	83,638,012	—	17
Information technology	149,362,081	—	—
Materials	68,685,046	—	—
Real Estate	16,757,457	—	—
Telecommunication services	13,002,177	—	—
Utilities	24,461,545	—	—
Total common stocks	864,853,283	—	201,691
Convertible preferred stocks	—	—	3,719,526
Short-term investments	18,389,209	20,844,339	—

Totals by level	$883,242,492	$20,844,339	$3,921,217

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(682,160)	$—
Total return swap contracts	—	157,150	—

Totals by level	$—	$(525,010)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$2,040,305	$2,722,465
Equity contracts	157,150	—

Total	$2,197,455	$2,722,465

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$199,000,000
OTC total return swap contracts (notional)		$6,200,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 28, 2018